Convertible Notes Payable (Details) - USD ($)																																																				1 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
		Oct. 15, 2025	Jun. 23, 2025	Jun. 01, 2025	Apr. 27, 2025	Apr. 10, 2025	Mar. 06, 2025	Feb. 27, 2025	Nov. 26, 2024	Nov. 22, 2024	Nov. 11, 2024	Oct. 15, 2024	Sep. 03, 2024	Aug. 31, 2024	Aug. 20, 2024	Aug. 09, 2024	Jul. 26, 2024	Jul. 25, 2024	Jul. 23, 2024	Jul. 17, 2024	Apr. 02, 2024	Mar. 22, 2024	Mar. 13, 2024	Mar. 11, 2024	Feb. 12, 2024	Jan. 10, 2024	Nov. 02, 2023	Nov. 01, 2023	Oct. 27, 2023	Oct. 23, 2023	Oct. 21, 2023	Oct. 13, 2023	Oct. 06, 2023	Sep. 26, 2023	Sep. 14, 2023	Jul. 31, 2023	Jul. 28, 2023	Jul. 11, 2023	Jul. 10, 2023	Jun. 23, 2023	May 16, 2023	Apr. 24, 2023	Mar. 25, 2023	Mar. 21, 2023	Feb. 12, 2023	Feb. 07, 2023	Feb. 01, 2023	Jan. 13, 2023	Dec. 12, 2022	Sep. 15, 2022	May 24, 2022	Jun. 30, 2023	Mar. 31, 2024	May 31, 2022	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 30, 2024	Oct. 21, 2024	Aug. 12, 2024	Aug. 01, 2024	Jul. 29, 2024	Jul. 02, 2024	Apr. 12, 2024	Feb. 20, 2024	Oct. 31, 2023	Jul. 27, 2023	May 30, 2023	Apr. 20, 2023	Mar. 31, 2023	Dec. 31, 2022	Oct. 20, 2022	Oct. 02, 2022	Sep. 02, 2022	Jul. 31, 2022
Convertible Notes Payable [Line Items]
Principal balance amount																																																							$ 9,500				$ 117,614											$ 130,000
Convertible note increased																																																								$ 222,340
Maturity date				Dec. 01, 2026																													Feb. 28, 2024									Apr. 24, 2024					Aug. 01, 2023	Jun. 13, 2023	Apr. 24, 2023	Mar. 31, 2023
Gain (loss) on extinguishment of debt																																																									$ (1,465,900)
Gross proceeds																																																							165,100	262,000
Allocated fair value																																																								3,142,678
Percentage of interest rate																																																							15.00%					8.26%	1.50%	48.61%								18.00%
Accrued interest																																																									$ 29,762	$ 14,219
Lender converted shares value																																																							$ 2,060
Common stock, par value (in Dollars per share)																														$ 0.001																									$ 0.001		$ 0.001	$ 0.001
Common sstock warrants (in Shares)																							150																																																	44,499
Gain on settlement of debt																																																							$ 777,159	(711,801)
Converted shares principal value																																																								222,339	$ 1,377,250	$ 1,989,863
Amortization of debt discount																																																									83,417	59,583
Fair value of embedded derivative components																																																									$ 143,000
Shares of common stock (in Shares)					500,000		90,000		39,824		333,333			125,000				100,000		726,769								10,000	4,500			11,507							18,481
Common stock restricted shares (in Shares)			2,000					7,510,058																			13,053			3,000			10,000	1,250	250,339	4,000	2,188	4,500
Restricted shares fair value																											$ 117,474			$ 33,000			$ 110,000	$ 13,125	$ 367,998	$ 23,067	$ 14,874	$ 106,139
Remaining outstanding debt																			$ 143,000
Remaining shares of common stock (in Shares)																			171,039
Repayment of debt																																																							$ 12,900	$ 168,773
Debt discount																																																										3,076
Additional shares of common stock (in Shares)																			10,461
Warrant [Member]
Convertible Notes Payable [Line Items]
Common sstock warrants (in Shares)																																																								1,800
Shares of common stock (in Shares)																																																									7,006,500
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																																																								$ 480
March 13 Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Principal balance amount																							$ 495,000
Convertible note increased																							$ 1,100,000
Conversion price per share (in Dollars per share)																							$ 8.5
Maturity date																							Sep. 13, 2025
Conversion price (in Dollars per share)																							$ 8.5
Interest on convertible note																							$ 88,301
Preferred stock, shares convertible (in Shares)																							30,000
First April 2nd Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Maturity date																																																							Sep. 30, 2025
Gross proceeds																					$ 55,556
Equal price per shares (in Dollars per share)																					$ 2.5
Warrants issued (in Shares)																					11,112
Debt discount expense																					$ 5,556																																				$ 14,951
Allocated fair value																																																									$ 31,210
Percentage of interest rate																																																									56.00%
Warrants fair value																																																									$ 24,346
Percentage of warrants																																																									44.00%
Debt discount		$ 108,970
Monthly payments		$ 1,800
Loan payment						$ 7,500
Accrue interest rate, percentage						18.00%
Amount paid in monthly						$ 1,800
Companies amount																																																							$ 10,699
Accrued interest																																																							$ 2,202
November 22nd Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Maturity date																																																									Sep. 30, 2025
Gross proceeds										$ 30,000
Warrants issued (in Shares)										120,000
Percentage of interest rate																																																									22.00%
Debt discount																																																									$ 29,463
Lender converted shares value										$ 5,000
Equal to lowest, percentage										1.00%
Interest rate						18.00%
November 22nd Loan Agreement [Member] | Warrant [Member]
Convertible Notes Payable [Line Items]
Allocated fair value																																																									6,537
Warrants fair value																																																									$ 24,463
Percentage of warrants																																																									78.00%
The May 2022 Convertible Note Offering [Member]
Convertible Notes Payable [Line Items]
Warrants issued (in Shares)																																																									8,000
Debt discount expense																																																									$ 399,964
Debt discount																																																						$ 1,895,391
Accrue interest rate, percentage																																																																											18.00%
Common stock, par value (in Dollars per share)																																																						$ 0.001
Aggregate gross proceeds																																																						$ 4,000,000
Conversion price (in Dollars per share)																																																		$ 100				$ 1,000
Common sstock warrants (in Shares)																																																						8,000
Debt issuance costs																																																									125,300
Principal outstanding, percentage																																																																											110.00%
Additional debt discount																																																		$ 75,610
Gain on settlement of debt																							$ 148,907
Gain on interest																							297,814
The July 2022 Convertible Note Offering [Member]
Convertible Notes Payable [Line Items]
Debt discount expense																																																									214,981
Debt discount																																																									$ 863,792
Accrue interest rate, percentage																																																																											18.00%
Common stock, par value (in Dollars per share)																																																																												$ 0.001
Aggregate gross proceeds																							$ 2,150,000
Conversion price (in Dollars per share)																																																		$ 100																										$ 1,000
Common sstock warrants (in Shares)																																																									4,300																			4,300
Principal outstanding, percentage																																																																											110.00%
Gain on settlement of debt																																																									$ 305,136
Repaid principal cash																																																									1,785,686
Converted shares principal value																																																									259,285
Accrued interest amount																																																									74,469
The December Two Thousand Twenty Two Convertible Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Gain (loss) on extinguishment of debt																																																									27,603
Common stock, par value (in Dollars per share)																																																																										$ 0.001
Conversion price (in Dollars per share)																																	$ 12.5																																									$ 100
Accrued interest amount																																																										7,397
Promissory notes																																																	$ 750,000
Beneficial conversion feature of debt																																																									508,227
Amortization of debt discount																																																										642,857
Converted shares value																																																										500,000
Interest on convertible note																																																									2,671
The January Two Thousand Twenty Three Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Maturity date																																	Feb. 28, 2024
Gain (loss) on extinguishment of debt																																													$ 97,500
Lender converted shares value																																																										97,500
Common stock, par value (in Dollars per share)																																																$ 0.001
Conversion price (in Dollars per share)																																	$ 12.5															$ 100
Promissory notes																																																$ 847,500
Amortization of debt discount																																																										847,500
Recorded debt discount																																																										847,500
Fair value of embedded derivative components																																																										750,000
The February 20, 2024 Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Maturity date																																	Feb. 28, 2024
Gain (loss) on extinguishment of debt																																																									1,342
Warrants fair value																																																									34,208
Common stock, par value (in Dollars per share)																																															$ 0.001
Interest rate																																																																		32.00%
Conversion price (in Dollars per share)																																															$ 100																			$ 3
Common sstock warrants (in Shares)																																																																		16,667
Debt issuance costs																																																										137,500
Promissory notes																																															$ 1,387,500																			$ 50,000
Beneficial conversion feature of debt																																																										1,387,500
Amortization of debt discount																																																									34,208
Converted shares value																																																									137,500
Interest on convertible note																																																									$ 1,342
Recorded debt discount																																																										1,387,500
Fair value of embedded derivative components																																																										1,250,000								$ 15,792
Warrants percentage																																																									68.00%
The April 2023 Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Gain (loss) on extinguishment of debt																																																									$ 77,631
Percentage of interest rate																																																																							10.00%
Debt discount																															$ 88,065
Common stock, par value (in Dollars per share)																															$ 0.001																																						$ 75,560
Equal to lowest, percentage																															65.00%
Debt issuance costs																															$ 5,000
Accrued interest amount																																																									3,624
Promissory notes																																										$ 109,500
Amortization of debt discount																																																									58,710	58,710
Fair value of embedded derivative components																															$ 83,065
Shares of common stock (in Shares)																			10,461
The May 16 2023 Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Maturity date																																									May 16, 2024
Gain (loss) on extinguishment of debt																																																									37,158
Percentage of interest rate																																									10.00%
Warrants fair value																																									$ 90,349
Debt discount																																																									275,000
Common stock, par value (in Dollars per share)																																									$ 0.001
Conversion price (in Dollars per share)																																									$ 37.5
Common sstock warrants (in Shares)																																									4,400
Debt issuance costs																																																									60,000
Promissory notes																																									$ 275,000
Amortization of debt discount																																																									183,333	91,667
Interest on convertible note																																																									9,890
Common stock restricted shares (in Shares)																																									750
Restricted shares fair value																																									$ 16,090
Original issue discount, value																																																									215,000
Remaining outstanding debt																																																																$ 278,178
Remaining shares of common stock (in Shares)																																																																231,815
The May 24 2023 Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Maturity date																																																			Feb. 23, 2024
Gain (loss) on extinguishment of debt																																																									976
Percentage of interest rate																																																			10.00%
Debt discount																																																									$ 61,363
Common stock, par value (in Dollars per share)																																																									$ 0.001
Equal to lowest, percentage																																																									61.00%
Debt issuance costs																																																									$ 11,250
Promissory notes																																																			$ 86,250
Amortization of debt discount																																																									13,636	61,363
Interest on convertible note																																																									811
Fair value of embedded derivative components																																																									50,113
Repayment of debt																																																				$ 11,021
The June 23 2023 Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Maturity date																																								Dec. 23, 2023
Gain (loss) on extinguishment of debt																																																									3,158
Percentage of interest rate																																								18.00%
Warrants fair value																																								$ 3,076
Common stock, par value (in Dollars per share)																																								$ 5
Common sstock warrants (in Shares)																																								173
Promissory notes																																								$ 86,100
Repayment of debt																																																										35,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																																								$ 20
The July 2023 Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Gain (loss) on extinguishment of debt																																																									2,932
Percentage of interest rate																																																																				10.00%
Common stock, par value (in Dollars per share)																															$ 0.001
Equal to lowest, percentage																															65.00%
Promissory notes																																																																				$ 143,000
The July 2023 Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Accrued interest amount																																																									627
The October 2023 Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Gain (loss) on extinguishment of debt																																																									21,042
Debt discount																																																									111,111
Converted shares principal value																																																					$ 35,860
Accrued interest amount																																																					$ 2,740
Promissory notes																																																																			$ 111,111
Amortization of debt discount																																																									92,593	18,519
Interest on convertible note																																																									4,330
Remaining outstanding debt																																																															$ 98,309
Remaining shares of common stock (in Shares)																																																															81,924
The March 11 Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Maturity date																								Jul. 11, 2024
Gain (loss) on extinguishment of debt																																																									2,411
Warrants fair value																																																									$ 54,539
Interest rate																								5.00%																																	45.00%
Conversion price (in Dollars per share)																								$ 3
Common sstock warrants (in Shares)																								20,000
Promissory notes																								$ 100,000
Interest on convertible note																																																									$ 2,411
Fair value of embedded derivative components																																																									$ 45,461
Warrants percentage																																																									55.00%
Accreted debt discount																																																									$ 54,539
The March 22 Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Maturity date																						Jul. 22, 2024
Gain (loss) on extinguishment of debt													$ 12,069
Warrants fair value																																																									$ 40,904
Interest rate																						5.00%																																			45.00%
Conversion price (in Dollars per share)																						$ 2.75
Common sstock warrants (in Shares)																						15,000
Promissory notes																						$ 75,000
Amortization of debt discount																																																									$ 40,904
Interest on convertible note																																																									12,069
Fair value of embedded derivative components																																																									$ 34,096
Warrants percentage																																																									55.00%
The First April 2nd Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Principal balance amount												$ 108,970
Maturity date												Apr. 02, 2025
Warrants fair value																																																									$ 24,346
Debt discount																					$ 5,556
Common stock, par value (in Dollars per share)																					$ 0.001
Interest rate																																																									56.00%
Conversion price (in Dollars per share)																					$ 2.5
Common sstock warrants (in Shares)																					11,112
Promissory notes																					$ 55,556
Amortization of debt discount																																																									$ 14,951
Fair value of embedded derivative components																																																									31,210
Repayment of debt												$ 1,800																																													$ 3,600
Warrants percentage																																																									44.00%
The Second April 2nd Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Warrants fair value																																																									$ 12,173
Debt discount																					$ 2,778																																				$ 14,951
Common stock, par value (in Dollars per share)																					$ 0.001
Interest rate																																																									56.00%
Conversion price (in Dollars per share)																					$ 2.5
Promissory notes																					$ 27,778
Fair value of embedded derivative components																																																									$ 15,605
Warrants percentage																																																									44.00%
The Third April 2nd Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Warrants fair value																																																									$ 12,173
Common stock, par value (in Dollars per share)																					$ 0.001
Interest rate																																																									56.00%
Conversion price (in Dollars per share)																					$ 2.5
Debt issuance costs																					$ 2,778
Promissory notes																					27,778
Amortization of debt discount																																																									$ 14,951
Fair value of embedded derivative components																																																									$ 15,605
Warrants percentage																																																									44.00%
The Fourth April 2nd Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Warrants fair value																																																									$ 12,173
Debt discount																					$ 2,778
Common stock, par value (in Dollars per share)																					$ 0.001
Interest rate																																																									56.00%
Conversion price (in Dollars per share)																					2.5
Promissory notes																																																									$ 27,778
Amortization of debt discount																																																									14,951
Fair value of embedded derivative components																																																									$ 15,605
Warrants percentage																																																									44.00%
The April 12th Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Warrants fair value																																																																	$ 30,991
Common stock, par value (in Dollars per share)																																																																	$ 0.001
Interest rate																																																																	38.00%
Conversion price (in Dollars per share)																																																																	$ 2.5
Common sstock warrants (in Shares)																																																																	40,000
Promissory notes																																																																	$ 50,000
Amortization of debt discount																																																									$ 30,991
Interest on convertible note																																																									3,603
Fair value of embedded derivative components																																																																	$ 19,009
Warrants percentage																																																																	62.00%
The November 22nd Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Warrants fair value																																																									24,463
Debt discount										$ 5,000																																															$ 29,463
Common stock, par value (in Dollars per share)										$ 0.001
Interest rate																																																									22.00%
Conversion price (in Dollars per share)										$ 1
Common sstock warrants (in Shares)										120,000
Promissory notes										$ 30,000
Amortization of debt discount																																																									$ 19,213
Interest on convertible note																																																									577
Fair value of embedded derivative components																																																									$ 6,537
Warrants percentage																																																									78.00%
The Third October Two Thousand Twenty Two Loan Agreement [Member] | The December Two Thousand Twenty Two Convertible Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Debt discount																																																									$ 241,773
Common Stock [Member]
Convertible Notes Payable [Line Items]
Common stock, par value (in Dollars per share)																																																							$ 0.001																		$ 0.001
Converted shares principal value																																																								$ 42	1,299	80
Shares of common stock (in Shares)															21,675	2,000,000	35,000
Common stock restricted shares (in Shares)								1,056,140																		14,000																	3,000	3,500		1,768
Common Stock [Member] | First April 2nd Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Conversion price per share (in Dollars per share)																					$ 0.001
Common Stock [Member] | November 22nd Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Common stock, par value (in Dollars per share)										$ 0.001
Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Debt discount																																																									19,212
Additional debt discount																																																									$ 19,213	$ 323,887
Convertible Notes Payable [Member] | March 13 Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Accrue interest at a rate																							10.00%
Interest rate																							10.00%
Convertible Notes Payable [Member] | First April 2nd Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Interest rate																																																							18.00%
Conversion price (in Dollars per share)																																																							$ 2.5
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																																																							$ 5
Convertible Notes Payable [Member] | The July 2022 Convertible Note Offering [Member]
Convertible Notes Payable [Line Items]
Interest rate																																																									18.00%
Conversion price (in Dollars per share)	[1]																																																								$ 5
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																																																									$ 5
Convertible Notes Payable [Member] | The December Two Thousand Twenty Two Convertible Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Interest rate
Conversion price (in Dollars per share)	[1]																																																								$ 12.5
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																																																									$ 100
Convertible Notes Payable [Member] | The April 2023 Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Interest rate																																																									10.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)
Convertible Notes Payable [Member] | The July 2023 Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Interest rate																																																									10.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)
Convertible Notes Payable [Member] | The October 2023 Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Interest rate
Conversion price (in Dollars per share)	[1]																																																								$ 8
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)
Series F Preferred Stock [Member] | The December Two Thousand Twenty Two Convertible Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Converted shares value																									$ 250,000
Series F Preferred Stock [Member] | The January Two Thousand Twenty Three Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Converted shares value																																													$ 750,000
Series F Preferred Stock [Member] | The February 20, 2024 Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Converted shares value																									$ 1,250,000
Minimum [Member]
Convertible Notes Payable [Line Items]
Convertible note increased																																																									$ 0
Minimum [Member] | March 13 Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Gain (loss) on extinguishment of debt																							$ 110,000																																$ 110,000
Minimum [Member] | The May 2022 Convertible Note Offering [Member]
Convertible Notes Payable [Line Items]
Gain (loss) on extinguishment of debt																																																		$ 331,861
Minimum [Member] | The July 2022 Convertible Note Offering [Member]
Convertible Notes Payable [Line Items]
Gain (loss) on extinguishment of debt																																																		339,594
Minimum [Member] | Common Stock [Member]
Convertible Notes Payable [Line Items]
Shares of common stock (in Shares)																1,000,000,000
Accrued Interest [Member]
Convertible Notes Payable [Line Items]
Convertible note increased																																																									$ 5,415
Accrued Interest [Member] | March 13 Loan Agreement [Member]
Convertible Notes Payable [Line Items]
Gain (loss) on extinguishment of debt																							$ 148,907																																$ 148,907
Accrued Interest [Member] | The May 2022 Convertible Note Offering [Member]
Convertible Notes Payable [Line Items]
Gain (loss) on extinguishment of debt																																																		1,083,684
Accrued Interest [Member] | The July 2022 Convertible Note Offering [Member]
Convertible Notes Payable [Line Items]
Gain (loss) on extinguishment of debt																																																		$ 230,162
Accrued Interest [Member] | Common Stock [Member]
Convertible Notes Payable [Line Items]
Shares of common stock (in Shares)																1,050,000,000

[1]	As subject to adjustment as further outlined in the notes